Prepaid Expenses and Other Assets	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Assets

Note 5. Prepaid Expenses and Other Assets

As of September 30, 2022, our prepaid expenses mainly consist of prepaid insurances.

As of September 30, 2022 our other assets mainly consist of various deposits with vendors, professional service agents, security deposits on office and warehouse leases, and security deposits on finance leases. As of September 30, 2022 and December 31, 2021 we had office and warehouse lease deposits in the amount of $61,676 and $73,245. As of September 30, 2022 we had deposits in the amounts of $130,000 with professional service agencies and a reclamation bond with the Utah Division of Oil, Gas and Mining in the amount of $14,288. As of September 30, 2022 we had finance lease deposits of $579,034, which will be returned at the end of the finance leases after we have complied with the terms of the lease (see Note 12).